Unit based compensation Unit based compensation - Summary of Stock Compensation Activity (Details)	12 Months Ended
Dec. 31, 2016 $ / shares shares
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Outstanding [Roll Forward]
Number, unvested, beginning balance (in shares) | shares	0
Number, granted (in shares) | shares	134,878
Number, vested (in shares) | shares	0
Number, forfeited (in shares) | shares	0
Number, unvested, ending balance (in shares) | shares	134,878
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value [Abstract]
Weighted average grant date fair value, beginning balance (in dollars per share) | $ / shares	$ 0.00
Weighted average fair value, granted (in dollars per share) | $ / shares	18.38 [1]
Weighted average fair value, vested (in dollars per share) | $ / shares	0.00
Weighted average fair value, forfeited (in dollars per share) | $ / shares	0.00
Weighted average grant date fair value, ending balance (in dollars per share) | $ / shares

[1]	(1) The weighted average grant date fair value is determined by dividing the aggregate grant date fair value of awards by the number of awards issued.